Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related Party Transactions
The following related party balances existed with associate or joint venture businesses at 31 December:

	€ million	€ million
Related party balances	2019	2018
Trading and other balances due from joint ventures	123	121
Trading and other balances due from/(to) associates	—	—